Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant and equipment consisted of the following:
	December 31, 2023	December 31, 2022
	US$	US$
Buildings	9,334,723	7,343,492
Machinery and equipment	2,171,273	2,732,336
Motor vehicles	671,618	678,112
Electronic equipment	234,997	238,856
Office equipment	42,175	43,413
Inspection equipment	101,995	104,993
Construction in progress	134,578	1,394,146
Total	12,691,359	12,535,348
Less: accumulated depreciation	3,860,391	3,777,301
Property and equipment, net	8,830,968	8,758,047